TAXES (Tables)	12 Months Ended
Dec. 31, 2021
TAXES
Schedule of income tax provision
	For the years ended December 31,
	2021	2020	2019
Current tax provision
Cayman	$-	$-	$-
BVI	-	-	-
Hong Kong	-	-	-
PRC	300,034	303,246	156,038
Total current tax provision	$300,034	$303,246	$156,038
Deferred tax provision
Cayman	$-	$-	$-
BVI	-	-	-
Hong Kong	-	-	-
PRC	-	-	-
Total deferred tax provision	-	-	-
Income tax provision	$300,034	$303,246	$156,038

Summary of reconciliation between the statutory EIT
	For the years ended December 31,
	2021	2020	2019
China Income tax statutory rate	25.0%	25.0%	25.0%
Permanent difference	1.1%	0.6%	0.4%
Effect of PRC preferential tax rate	(9.9%)	(10.0%)	(10.0%)
Non-PRC entities not subject to PRC income tax	15.4%	4.5%	10.9%
Effective tax rate	31.6%	20.1%	26.3%

Schedule of Taxes payable
	December 31,	December 31,
	2021	2020
Income tax payable	$517,272	$512,231
Value added tax payable	221,243	118,832
Other taxes payable	2,451	2,588
Total taxes payable	$740,966	$633,651